Plan Termination	12 Months Ended
Dec. 31, 2025
EBP INVUNION
EBP, Description of Plan [Line Items]
Plan Termination	Plan Termination
Although the Company has not expressed any intent to do so, it has the right to terminate the Plan subject to the provisions of ERISA and the IRC. In the event of Plan termination, all amounts credited to participants’ accounts will become 100% vested and will be distributed to participants in accordance with Plan provisions.